FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table summarizes the Company’s financial instruments that are not measured at fair value on a recurring basis by fair value hierarchy as of December 31, 2014 and December 31, 2013:

	Carrying Value at December 31, 2014	Fair Value as of December 31, 2014, using,
		Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$1,048,660	$1,048,660	$—	$—	$1,048,660
Financial Liabilities
Borrowings under line of credit	1,215,000	—	1,215,000	—	1,215,000
Notes payable – Other(1)	645,180	—	—	644,974	644,974

	Carrying Value at December 31, 2013	Fair Value as of December 31, 2013, using,
		Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$497,944	$497,944	$—	$—	$497,944
Financial Liabilities
Borrowings under line of credit	1,015,000	—	1,015,000	—	1,015,000
Notes payable – Other(1)	1,341,691	—	—	1,349,308	1,349,308
Convertible note	472,429	—	—	473,042	473,042

(1)	Excludes note payable to the CEO.

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the change in the estimated fair value of Company’s liability under notes payable — other, measured using significant unobservable inputs (Level 3) for the years ended December 31, 2014 and 2013:

	2014	2013
Fair value measurement at beginning of year	1,349,308	$1,038,431
Promissory notes issued during the year	565,280	1,225,000
Repayment of notes payable	(1,217,886)	(889,262)
Changes in fair values	(51,728)	(24,861)
Fair value measurement at end of year	$644,974	$1,349,308

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table provides a reconciliation of the beginning and ending balances for the contingent consideration measured at fair value using significant unobservable inputs (Level 3):

Financial instruments measured at fair value on a recurring basis:

Fair Value Measurement at Reporting Date Using Significant Unobservable Outputs, Level 3
Balance – January 1, 2015	$2,626,323
Change in fair value	(782,936)
Balance – June 30, 2015	$1,843,387

The following table provides a reconciliation of the beginning and ending balances for the contingent consideration measured at fair value using significant unobservable inputs (Level 3):

Fair Value Measurement at Reporting Date Using Significant Unobservable Outputs, Level 3
Balance at December 31, 2013	$—
Contingent consideration from 2014 acquisitions	4,437,685
Change in fair value	(1,811,362)
Balance at December 31, 2014	$2,626,323